Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	₩ 77,056,549	₩ 85,003,616	₩ 76,009,201
Profit before income tax expense	2,635,426	4,047,491	9,389,809
Assets	101,486,316	99,021,750
Liabilities	41,887,716	40,829,853
Interest income	502,147	247,005	292,243
Interest expenses	(1,001,290)	(607,458)	(439,826)
Depreciation and amortization	(3,823,280)	(3,687,621)	(3,579,446)
Share of profit of equity-accounted investees, net	269,678	676,260	649,569
Income tax expense	(789,367)	(461,534)	(2,213,827)
Impairment loss on property, plant and equipment and others	(405,753)	(583,845)	(535,848)
Other significant items	(5,247,865)	(4,417,193)	(5,827,135)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense	172,493	(68,771)	(62,500)
Assets	2,630,009	2,366,408
Liabilities	242,251	215,760
Interest expenses	0	0	605
Depreciation and amortization	(99,347)	(95,195)	(88,927)
Income tax expense	46,116	25,803	25,719
Other significant items	(53,231)	(69,392)	(62,603)
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income tax expense	789,305	453,883	2,220,183
Basis difference [member]
Disclosure of operating segments [line items]
Revenue	(70,648)	253,412	(323,144)
Profit before income tax expense	272	33,125	(26,264)
Assets	540,922	614,969
Liabilities	606,219	680,473
Income tax expense	(62)	(7,651)	6,356
Other significant items	(62)	(7,651)	6,356
Total Assets [Member]
Disclosure of operating segments [line items]
Assets	101,486,316	99,021,750
Total Liabilities [Member]
Disclosure of operating segments [line items]
Liabilities	41,887,716	40,829,853
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	127,080,006	141,108,702	123,039,762
Profit before income tax expense	2,911,247	1,690,991	7,437,950
Assets	160,850,203	155,401,722	117,387,205
Liabilities	51,853,327	50,114,430	46,593,859
Interest income	577,336	280,741	318,241
Interest expenses	(1,180,096)	(715,683)	(514,474)
Depreciation and amortization	(3,845,492)	(3,758,804)	(3,685,343)
Share of profit of equity-accounted investees, net	(383,220)	(310,388)	(389,336)
Income tax expense	(842,059)	(2,740,420)	(2,330,427)
Impairment loss on property, plant and equipment and others	(409,552)	(259,316)	(352,586)
Other significant items	(6,083,083)	(7,503,870)	(6,953,925)
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of operating segments [line items]
Assets	(48,895,081)	(46,559,264)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	(49,952,809)	(56,358,498)	(46,707,417)
Profit before income tax expense	(1,237,891)	1,938,263	(179,560)
Assets	(13,639,737)	(12,802,085)
Liabilities	(10,814,081)	(10,180,810)
Interest income	(75,189)	(33,736)	(25,998)
Interest expenses	178,806	108,225	74,043
Depreciation and amortization	121,559	166,378	194,824
Share of profit of equity-accounted investees, net	652,898	986,648	1,038,905
Income tax expense	6,638	2,260,734	84,525
Impairment loss on property, plant and equipment and others	3,799	(324,529)	(183,262)
Other significant items	₩ 888,511	₩ 3,163,720	₩ 1,183,037